Summary of principal accounting policies (Details Narrative)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)
Property, Plant and Equipment [Line Items]
Convenience translation, description	the convenience of the readers and were calculated at the rate of USD1.00=RMB7.119	the convenience of the readers and were calculated at the rate of USD1.00=RMB7.119		the convenience of the readers and were calculated at the rate of USD1.00=RMB7.119	the convenience of the readers and were calculated at the rate of USD1.00=RMB7.119
Non-controlling interests	$ 19,320			$ 30,789			¥ 0		¥ 137,537	¥ 219,174
Impairment of long-lived assets		¥ 0			¥ 0		0
Deferred offering costs	826,826			531,206			1,599,851		5,886,177	3,781,659
Impairment for operating lease right-of-use lease assets		0	¥ 0		0		0
Contract liabilities	1,215,199			1,475,309			27,893,632		8,651,000	10,502,722
Revenue recognized included in contract liabilities		(1,851,722)	27,893,632		54,601,458	$ 3,918,195	27,893,632	¥ 1,082,404
Employee benefit expenses	127,535	907,923	484,097	144,592	1,029,354		654,722
Under payment of taxes	14,047			$ 14,047					100,000	¥ 100,000
Other comprehensive loss		¥ 0	¥ 0		¥ 0		¥ 0
[custom:ContractsWithCustomerLiability-0]	$ 260,110								¥ 1,851,722
Minimum [Member]
Property, Plant and Equipment [Line Items]
VAT rates	3.00%	3.00%		3.00%	3.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
VAT rates	6.00%	6.00%		6.00%	6.00%